UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05178
Name of Fund:
BlackRock Equity Dividend Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2026
Date of reporting period:
10/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Equity Dividend Fund
Institutional Shares | MADVX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.69%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$18,758,325,810
Number of Portfolio Holdings	92
Portfolio Turnover Rate	33%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.6%
Health Care	14.5%
Information Technology	12.3%
Industrials	12.2%
Consumer Staples	7.5%
Communication Services	6.3%
Materials	6.1%
Energy	5.5%
Consumer Discretionary	4.8%
Utilities	4.3%
Real Estate	3.2%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Institutional Shares | MADVX
Semi-Annual Shareholder Report — October 31, 2025
MADVX-10/25-SAR

BlackRock Equity Dividend Fund
Service Shares | MSDVX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$52	0.96%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$18,758,325,810
Number of Portfolio Holdings	92
Portfolio Turnover Rate	33%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.6%
Health Care	14.5%
Information Technology	12.3%
Industrials	12.2%
Consumer Staples	7.5%
Communication Services	6.3%
Materials	6.1%
Energy	5.5%
Consumer Discretionary	4.8%
Utilities	4.3%
Real Estate	3.2%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Service Shares | MSDVX
Semi-Annual Shareholder Report — October 31, 2025
MSDVX-10/25-SAR

BlackRock Equity Dividend Fund
Investor A Shares | MDDVX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$50	0.93%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$18,758,325,810
Number of Portfolio Holdings	92
Portfolio Turnover Rate	33%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.6%
Health Care	14.5%
Information Technology	12.3%
Industrials	12.2%
Consumer Staples	7.5%
Communication Services	6.3%
Materials	6.1%
Energy	5.5%
Consumer Discretionary	4.8%
Utilities	4.3%
Real Estate	3.2%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Investor A Shares | MDDVX
Semi-Annual Shareholder Report — October 31, 2025
MDDVX-10/25-SAR

BlackRock Equity Dividend Fund
Investor C Shares | MCDVX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$91	1.69%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$18,758,325,810
Number of Portfolio Holdings	92
Portfolio Turnover Rate	33%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.6%
Health Care	14.5%
Information Technology	12.3%
Industrials	12.2%
Consumer Staples	7.5%
Communication Services	6.3%
Materials	6.1%
Energy	5.5%
Consumer Discretionary	4.8%
Utilities	4.3%
Real Estate	3.2%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Investor C Shares | MCDVX
Semi-Annual Shareholder Report — October 31, 2025
MCDVX-10/25-SAR

BlackRock Equity Dividend Fund
Class K Shares | MKDVX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$31	0.58%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$18,758,325,810
Number of Portfolio Holdings	92
Portfolio Turnover Rate	33%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.6%
Health Care	14.5%
Information Technology	12.3%
Industrials	12.2%
Consumer Staples	7.5%
Communication Services	6.3%
Materials	6.1%
Energy	5.5%
Consumer Discretionary	4.8%
Utilities	4.3%
Real Estate	3.2%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Class K Shares | MKDVX
Semi-Annual Shareholder Report — October 31, 2025
MKDVX-10/25-SAR

BlackRock Equity Dividend Fund
Class R Shares | MRDVX
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$65	1.21%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$18,758,325,810
Number of Portfolio Holdings	92
Portfolio Turnover Rate	33%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.6%
Health Care	14.5%
Information Technology	12.3%
Industrials	12.2%
Consumer Staples	7.5%
Communication Services	6.3%
Materials	6.1%
Energy	5.5%
Consumer Discretionary	4.8%
Utilities	4.3%
Real Estate	3.2%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Class R Shares | MRDVX
Semi-Annual Shareholder Report — October 31, 2025
MRDVX-10/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services– Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Equity Dividend Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Schedule of Investments (unaudited)
October 31, 2025
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.9%
Airbus SE	365,977	$ 90,239,325
Boeing Co.(a)	414,315	83,285,601
L3Harris Technologies, Inc.	642,538	185,757,736
Lockheed Martin Corp.	223,150	109,763,022
RTX Corp.	436,548	77,923,818
		546,969,502
Air Freight & Logistics — 0.5%
FedEx Corp.	394,660	100,172,601
Automobiles — 1.0%
General Motors Co.	2,642,015	182,536,816
Banks — 11.5%
Bank of America Corp.	4,263,124	227,863,978
Citigroup, Inc.	6,251,140	632,802,902
First Citizens BancShares, Inc., Class A	239,386	436,836,361
JPMorgan Chase & Co.	724,367	225,365,061
Wells Fargo & Co.	7,354,658	639,634,606
		2,162,502,908
Beverages — 1.5%
Keurig Dr. Pepper, Inc.	6,899,996	187,403,892
PepsiCo, Inc.	625,470	91,374,912
		278,778,804
Broadline Retail — 2.8%
Amazon.com, Inc.(a)	2,135,307	521,484,676
Building Products — 0.5%
Fortune Brands Innovations, Inc.	1,799,290	91,403,932
Capital Markets — 3.1%
Carlyle Group, Inc.	1,619,456	86,349,394
Charles Schwab Corp.	1,553,897	146,874,344
Intercontinental Exchange, Inc.	2,395,581	350,449,545
		583,673,283
Chemicals — 2.8%
Air Products and Chemicals, Inc.	723,826	175,592,949
International Flavors & Fragrances, Inc.	1,003,324	63,179,312
LyondellBasell Industries NV, Class A	1,673,240	77,671,801
PPG Industries, Inc.	2,045,316	199,929,639
Solstice Advanced Materials, Inc.(a)	144,383	6,507,342
		522,881,043
Commercial Services & Supplies — 1.2%
Rentokil Initial PLC	41,480,625	231,521,927
Communications Equipment — 1.6%
Cisco Systems, Inc.	3,972,762	290,448,630
Consumer Staples Distribution & Retail — 2.1%
Dollar General Corp.	3,192,781	314,999,773
Sysco Corp.	1,143,260	84,921,353
		399,921,126
Containers & Packaging — 1.8%
Crown Holdings, Inc.	1,543,090	149,957,486
Sealed Air Corp.	5,412,742	181,380,985
		331,338,471
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	3,260,883	129,587,490
Electric Utilities — 2.6%
Edison International	1,417,605	78,506,965
Security	Shares	Value
Electric Utilities (continued)
Evergy, Inc.	1,575,034	$ 120,978,361
Exelon Corp.	4,428,547	204,244,588
PG&E Corp.	4,980,910	79,495,324
		483,225,238
Electronic Equipment, Instruments & Components — 0.9%
CDW Corp.	967,190	154,141,070
Ralliant Corp.	538,527	23,652,106
		177,793,176
Entertainment — 1.6%
Electronic Arts, Inc.	1,000,627	200,185,438
Walt Disney Co.	905,470	101,974,031
		302,159,469
Financial Services — 1.9%
Fidelity National Information Services, Inc.	5,817,790	363,728,231
Food Products — 2.0%
Kraft Heinz Co.	7,876,392	194,783,174
Lamb Weston Holdings, Inc.	1,410,323	87,059,239
The Campbell’s Co.	3,012,094	90,754,392
		372,596,805
Ground Transportation — 0.7%
CSX Corp.	1,923,542	69,285,983
Union Pacific Corp.	280,660	61,849,044
		131,135,027
Health Care Equipment & Supplies — 5.5%
Baxter International, Inc.	16,584,008	306,306,629
Becton Dickinson & Co.	2,011,532	359,480,884
Medtronic PLC	4,006,259	363,367,691
		1,029,155,204
Health Care Providers & Services — 6.6%
Cardinal Health, Inc.	2,928,051	558,584,290
CVS Health Corp.	5,767,327	450,716,605
Elevance Health, Inc.	747,356	237,061,323
		1,246,362,218
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.	5,693,575	100,890,149
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	577,533	116,274,719
Industrial REITs — 1.1%
Rexford Industrial Realty, Inc.	3,067,997	126,769,636
STAG Industrial, Inc.	2,275,110	87,068,460
		213,838,096
Insurance — 3.0%
American International Group, Inc.	1,723,986	136,125,934
Fidelity National Financial, Inc., Class A	3,278,790	181,120,360
Willis Towers Watson PLC	771,883	241,676,567
		558,922,861
Interactive Media & Services — 2.4%
Alphabet, Inc., Class C	983,394	277,140,097
Meta Platforms, Inc., Class A	252,206	163,517,760
		440,657,857
Leisure Products — 1.1%
Hasbro, Inc.	2,615,084	199,557,060
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 0.9%
CNH Industrial NV	8,726,915	$ 91,545,338
Fortive Corp.	1,615,573	81,327,945
		172,873,283
Media — 1.5%
Comcast Corp., Class A	6,687,700	186,152,130
WPP PLC	24,254,792	91,650,835
		277,802,965
Metals & Mining — 1.6%
Barrick Mining Corp.	2,756,730	90,420,744
Teck Resources Ltd., Class B	4,661,602	200,075,958
		290,496,702
Multi-Utilities — 1.7%
Dominion Energy, Inc.	3,674,432	215,652,414
Sempra	1,115,203	102,531,764
		318,184,178
Oil, Gas & Consumable Fuels — 5.5%
BP PLC	75,505,789	442,373,883
Enterprise Products Partners LP	7,214,512	222,134,824
Shell PLC	9,596,178	359,755,023
		1,024,263,730
Pharmaceuticals — 2.4%
AstraZeneca PLC	572,654	94,458,435
Bristol-Myers Squibb Co.	2,151,638	99,125,963
Pfizer, Inc.	1,838,130	45,309,904
Sanofi SA	2,024,893	204,843,804
		443,738,106
Professional Services — 3.5%
Leidos Holdings, Inc.	825,415	157,216,795
SS&C Technologies Holdings, Inc.	5,892,707	500,408,679
		657,625,474
Residential REITs — 0.7%
AvalonBay Communities, Inc.	713,770	124,138,878
Semiconductors & Semiconductor Equipment — 1.5%
NVIDIA Corp.	442,264	89,554,037
Taiwan Semiconductor Manufacturing Co. Ltd.	3,964,000	191,697,717
		281,251,754
Software — 1.9%
Microsoft Corp.	701,174	363,074,909
Specialized REITs — 0.8%
Crown Castle, Inc.	1,730,243	156,102,523
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 6.4%
Hewlett Packard Enterprise Co.	11,282,237	$ 275,512,227
HP, Inc.	9,332,230	258,222,804
Samsung Electronics Co. Ltd.	5,605,934	421,993,307
Western Digital Corp.	1,631,323	245,041,028
		1,200,769,366
Tobacco — 0.9%
British American Tobacco PLC, ADR	3,349,573	171,464,642
Trading Companies & Distributors — 1.3%
WESCO International, Inc.	956,316	248,192,692
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., Class B	835,121	32,686,636
Total Common Stocks — 95.3% (Cost: $13,670,104,575)		17,872,183,157
Preferred Securities
Preferred Stocks — 1.0%
Household Products — 1.0%
Henkel AG & Co. KGaA	2,325,826	188,421,883
		188,421,883
Total Preferred Securities — 1.0% (Cost: $191,108,649)		188,421,883
Total Long-Term Investments — 96.3% (Cost: $13,861,213,224)		18,060,605,040
Short-Term Securities
Money Market Funds — 4.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.94%(b)(c)	788,166,639	788,166,639
Total Short-Term Securities — 4.2% (Cost: $788,166,639)		788,166,639
Total Investments — 100.5% (Cost: $14,649,379,863)		18,848,771,679
Liabilities in Excess of Other Assets — (0.5)%		(90,445,869)
Net Assets — 100.0%		$ 18,758,325,810

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 703,308,670	$ 84,857,969 (a)	$ —	$ —	$ —	$ 788,166,639	788,166,639	$ 14,479,771	$ —

(a)	Represents net amount purchased (sold).

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 456,730,177	$ 90,239,325	$ —	$ 546,969,502
Air Freight & Logistics	100,172,601	—	—	100,172,601
Automobiles	182,536,816	—	—	182,536,816
Banks	2,162,502,908	—	—	2,162,502,908
Beverages	278,778,804	—	—	278,778,804
Broadline Retail	521,484,676	—	—	521,484,676
Building Products	91,403,932	—	—	91,403,932
Capital Markets	583,673,283	—	—	583,673,283
Chemicals	522,881,043	—	—	522,881,043
Commercial Services & Supplies	—	231,521,927	—	231,521,927
Communications Equipment	290,448,630	—	—	290,448,630
Consumer Staples Distribution & Retail	399,921,126	—	—	399,921,126
Containers & Packaging	331,338,471	—	—	331,338,471
Diversified Telecommunication Services	129,587,490	—	—	129,587,490
Electric Utilities	483,225,238	—	—	483,225,238
Electronic Equipment, Instruments & Components	177,793,176	—	—	177,793,176
Entertainment	302,159,469	—	—	302,159,469
Financial Services	363,728,231	—	—	363,728,231
Food Products	372,596,805	—	—	372,596,805
Ground Transportation	131,135,027	—	—	131,135,027
Health Care Equipment & Supplies	1,029,155,204	—	—	1,029,155,204
Health Care Providers & Services	1,246,362,218	—	—	1,246,362,218
Health Care REITs	100,890,149	—	—	100,890,149
Industrial Conglomerates	116,274,719	—	—	116,274,719
Industrial REITs	213,838,096	—	—	213,838,096
Insurance	558,922,861	—	—	558,922,861
Interactive Media & Services	440,657,857	—	—	440,657,857
Leisure Products	199,557,060	—	—	199,557,060
Machinery	172,873,283	—	—	172,873,283
Media	186,152,130	91,650,835	—	277,802,965
Metals & Mining	290,496,702	—	—	290,496,702
Multi-Utilities	318,184,178	—	—	318,184,178
Oil, Gas & Consumable Fuels	222,134,824	802,128,906	—	1,024,263,730
Pharmaceuticals	144,435,867	299,302,239	—	443,738,106
Professional Services	657,625,474	—	—	657,625,474
Residential REITs	124,138,878	—	—	124,138,878
Semiconductors & Semiconductor Equipment	89,554,037	191,697,717	—	281,251,754
Software	363,074,909	—	—	363,074,909
Specialized REITs	156,102,523	—	—	156,102,523
Technology Hardware, Storage & Peripherals	778,776,059	421,993,307	—	1,200,769,366
Tobacco	171,464,642	—	—	171,464,642
Trading Companies & Distributors	248,192,692	—	—	248,192,692
Wireless Telecommunication Services	32,686,636	—	—	32,686,636
Preferred Securities
Preferred Stocks	—	188,421,883	—	188,421,883
Short-Term Securities
Money Market Funds	788,166,639	—	—	788,166,639
	$16,531,815,540	$2,316,956,139	$—	$18,848,771,679
See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities (unaudited)
October 31, 2025

BlackRock Equity Dividend Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 18,060,605,040
Investments, at value — affiliated(b)	788,166,639
Receivables:
Investments sold	32,232,893
Capital shares sold	11,971,586
Dividends — unaffiliated	22,563,103
Dividends — affiliated	2,254,782
Prepaid expenses	119,388
Total assets	18,917,913,431
LIABILITIES
Payables:
Investments purchased	26,140,415
Accounting services fees	522,349
Capital shares redeemed	118,371,967
Custodian fees	143,327
Investment advisory fees	8,904,068
Trustees’ and Officer’s fees	19,615
Other accrued expenses	47,941
Professional fees	253,696
Service and distribution fees	1,310,599
Transfer agent fees	3,873,644
Total liabilities	159,587,621
Commitments and contingent liabilities
NET ASSETS	$ 18,758,325,810
NET ASSETS CONSIST OF
Paid-in capital	$ 13,779,735,518
Accumulated earnings	4,978,590,292
NET ASSETS	$ 18,758,325,810
(a) Investments, at cost—unaffiliated	$13,861,213,224
(b) Investments, at cost—affiliated	$788,166,639

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
October 31, 2025

BlackRock Equity Dividend Fund
NET ASSET VALUE
Institutional
Net assets	$ 10,426,843,210
Shares outstanding	491,029,508
Net asset value	$ 21.23
Shares authorized	Unlimited
Par value	$0.10
Service
Net assets	$ 32,078,755
Shares outstanding	1,520,476
Net asset value	$ 21.10
Shares authorized	Unlimited
Par value	$0.10
Investor A
Net assets	$ 4,676,016,997
Shares outstanding	221,503,607
Net asset value	$ 21.11
Shares authorized	Unlimited
Par value	$0.10
Investor C
Net assets	$ 196,361,852
Shares outstanding	10,046,331
Net asset value	$ 19.55
Shares authorized	Unlimited
Par value	$0.10
Class K
Net assets	$ 3,036,590,679
Shares outstanding	143,123,864
Net asset value	$ 21.22
Shares authorized	Unlimited
Par value	$0.10
Class R
Net assets	$ 390,434,317
Shares outstanding	18,163,370
Net asset value	$ 21.50
Shares authorized	Unlimited
Par value	$0.10
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended October 31, 2025

BlackRock Equity Dividend Fund
INVESTMENT INCOME
Dividends — unaffiliated	$227,173,336
Dividends — affiliated	14,479,771
Foreign taxes withheld	(1,747,249)
Foreign withholding tax claims	2,681,631
Total investment income	242,587,489
EXPENSES
Investment advisory	52,202,392
Transfer agent — class specific	9,045,718
Service and distribution — class specific	7,799,860
Accounting services	754,625
Professional	380,593
Custodian	175,445
Registration	104,359
Trustees and Officer	74,519
Printing and postage	57,134
Miscellaneous	96,132
Total expenses	70,690,777
Less:
Fees waived and/or reimbursed by the Manager	(262,620)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(107,520)
Total expenses after fees waived and/or reimbursed	70,320,637
Net investment income	172,266,852
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	1,151,982,297
Foreign currency transactions	214,553
1,152,196,850
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,079,675,505
Foreign currency translations	(193,791)
1,079,481,714
Net realized and unrealized gain	2,231,678,564
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,403,945,416
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Equity Dividend Fund
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$172,266,852	$356,753,776
Net realized gain	1,152,196,850	1,302,907,738
Net change in unrealized appreciation (depreciation)	1,079,481,714	(501,910,938)
Net increase in net assets resulting from operations	2,403,945,416	1,157,750,576
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(354,502,968)	(1,061,825,285)
Service	(1,049,388)	(3,519,007)
Investor A	(154,653,787)	(471,178,980)
Investor C	(6,476,368)	(23,205,938)
Class K	(108,312,414)	(335,846,193)
Class R	(12,218,559)	(37,718,602)
Decrease in net assets resulting from distributions to shareholders	(637,213,484)	(1,933,294,005)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(498,038,658)	(728,002,135)
NET ASSETS
Total increase (decrease) in net assets	1,268,693,274	(1,503,545,564)
Beginning of period	17,489,632,536	18,993,178,100
End of period	$18,758,325,810	$17,489,632,536

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund
	Institutional
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$19.27	$20.12	$19.04	$21.03	$23.48	$17.30
Net investment income(a)	0.20	0.39	0.41	0.37	0.33	0.37
Net realized and unrealized gain (loss)	2.49	0.87	2.04	0.13	(0.13)	7.06
Net increase from investment operations	2.69	1.26	2.45	0.50	0.20	7.43
Distributions(b)
From net investment income	(0.27)	(0.46)	(0.42)	(0.34)	(0.33)	(0.34)
From net realized gain	(0.46)	(1.65)	(0.95)	(2.15)	(2.32)	(0.91)
Total distributions	(0.73)	(2.11)	(1.37)	(2.49)	(2.65)	(1.25)
Net asset value, end of period	$21.23	$19.27	$20.12	$19.04	$21.03	$23.48
Total Return(c)
Based on net asset value	14.07%(d)	6.21%	13.51%	3.26%	0.92%	44.72%
Ratios to Average Net Assets(e)
Total expenses	0.70%(f)	0.70%	0.71%	0.69%	0.68%	0.70%
Total expenses after fees waived and/or reimbursed	0.69%(f)	0.69%	0.70%	0.69%	0.68%	0.70%
Net investment income	1.91%(f)	1.95%	2.16%	1.93%	1.45%	1.89%
Supplemental Data
Net assets, end of period (000)	$10,426,843	$9,590,298	$10,321,433	$10,421,497	$11,385,816	$11,762,808
Portfolio turnover rate	33%	53%	41%	58%	47%(g)	45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Service
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$19.15	$20.01	$18.94	$20.92	$23.37	$17.23
Net investment income(a)	0.17	0.34	0.35	0.31	0.25	0.32
Net realized and unrealized gain (loss)	2.48	0.85	2.03	0.14	(0.12)	7.01
Net increase from investment operations	2.65	1.19	2.38	0.45	0.13	7.33
Distributions(b)
From net investment income	(0.24)	(0.40)	(0.36)	(0.28)	(0.26)	(0.28)
From net realized gain	(0.46)	(1.65)	(0.95)	(2.15)	(2.32)	(0.91)
Total distributions	(0.70)	(2.05)	(1.31)	(2.43)	(2.58)	(1.19)
Net asset value, end of period	$21.10	$19.15	$20.01	$18.94	$20.92	$23.37
Total Return(c)
Based on net asset value	13.96%(d)	5.87%	13.17%	2.99%	0.59%	44.24%
Ratios to Average Net Assets(e)
Total expenses	1.02%(f)	1.04%	1.01%	1.00%	1.00%	1.01%
Total expenses after fees waived and/or reimbursed	0.96%(f)	0.96%	1.01%	0.99%	0.99%	1.00%
Net investment income	1.64%(f)	1.72%	1.86%	1.63%	1.13%	1.64%
Supplemental Data
Net assets, end of period (000)	$32,079	$29,408	$41,176	$50,312	$58,489	$89,037
Portfolio turnover rate	33%	53%	41%	58%	47%(g)	45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Investor A
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$19.16	$20.02	$18.95	$20.94	$23.39	$17.24
Net investment income(a)	0.17	0.35	0.37	0.32	0.27	0.32
Net realized and unrealized gain (loss)	2.48	0.85	2.03	0.13	(0.12)	7.03
Net increase from investment operations	2.65	1.20	2.40	0.45	0.15	7.35
Distributions(b)
From net investment income	(0.24)	(0.41)	(0.38)	(0.29)	(0.28)	(0.29)
From net realized gain	(0.46)	(1.65)	(0.95)	(2.15)	(2.32)	(0.91)
Total distributions	(0.70)	(2.06)	(1.33)	(2.44)	(2.60)	(1.20)
Net asset value, end of period	$21.11	$19.16	$20.02	$18.95	$20.94	$23.39
Total Return(c)
Based on net asset value	13.96%(d)	5.93%	13.26%	3.02%	0.67%	44.37%
Ratios to Average Net Assets(e)
Total expenses	0.93%(f)	0.93%	0.93%	0.93%	0.93%	0.95%
Total expenses after fees waived and/or reimbursed	0.93%(f)	0.92%	0.93%	0.92%	0.92%	0.95%
Net investment income	1.68%(f)	1.73%	1.93%	1.70%	1.20%	1.64%
Supplemental Data
Net assets, end of period (000)	$4,676,017	$4,341,569	$4,735,415	$4,870,765	$5,253,967	$5,781,855
Portfolio turnover rate	33%	53%	41%	58%	47%(g)	45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Investor C
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$17.79	$18.72	$17.81	$19.82	$22.27	$16.46
Net investment income(a)	0.09	0.18	0.21	0.17	0.10	0.18
Net realized and unrealized gain (loss)	2.30	0.81	1.89	0.12	(0.12)	6.69
Net increase (decrease) from investment operations	2.39	0.99	2.10	0.29	(0.02)	6.87
Distributions(b)
From net investment income	(0.17)	(0.27)	(0.24)	(0.15)	(0.11)	(0.15)
From net realized gain	(0.46)	(1.65)	(0.95)	(2.15)	(2.32)	(0.91)
Total distributions	(0.63)	(1.92)	(1.19)	(2.30)	(2.43)	(1.06)
Net asset value, end of period	$19.55	$17.79	$18.72	$17.81	$19.82	$22.27
Total Return(c)
Based on net asset value	13.55%(d)	5.15%	12.36%	2.28%	(0.08)%	43.30%
Ratios to Average Net Assets(e)
Total expenses	1.70%(f)	1.69%	1.69%	1.69%	1.68%	1.69%
Total expenses after fees waived and/or reimbursed	1.69%(f)	1.68%	1.68%	1.69%	1.68%	1.68%
Net investment income	0.92%(f)	0.98%	1.19%	0.94%	0.45%	1.02%
Supplemental Data
Net assets, end of period (000)	$196,362	$193,494	$252,051	$303,779	$375,420	$499,559
Portfolio turnover rate	33%	53%	41%	58%	47%(g)	45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Class K
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$19.25	$20.11	$19.03	$21.02	$23.47	$17.29
Net investment income(a)	0.21	0.42	0.43	0.39	0.35	0.39
Net realized and unrealized gain (loss)	2.50	0.85	2.04	0.13	(0.12)	7.06
Net increase from investment operations	2.71	1.27	2.47	0.52	0.23	7.45
Distributions(b)
From net investment income	(0.28)	(0.48)	(0.44)	(0.36)	(0.36)	(0.36)
From net realized gain	(0.46)	(1.65)	(0.95)	(2.15)	(2.32)	(0.91)
Total distributions	(0.74)	(2.13)	(1.39)	(2.51)	(2.68)	(1.27)
Net asset value, end of period	$21.22	$19.25	$20.11	$19.03	$21.02	$23.47
Total Return(c)
Based on net asset value	14.20%(d)	6.28%	13.66%	3.38%	1.03%	44.93%
Ratios to Average Net Assets(e)
Total expenses	0.58%(f)	0.58%	0.58%	0.58%	0.57%	0.59%
Total expenses after fees waived and/or reimbursed	0.58%(f)	0.57%	0.58%	0.58%	0.57%	0.58%
Net investment income	2.03%(f)	2.07%	2.28%	2.06%	1.55%	2.02%
Supplemental Data
Net assets, end of period (000)	$3,036,591	$2,966,109	$3,242,112	$3,074,819	$3,281,124	$3,089,993
Portfolio turnover rate	33%	53%	41%	58%	47%(g)	45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Class R
	Six Months Ended 10/31/25 (unaudited)	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$19.50	$20.34	$19.23	$21.20	$23.65	$17.42
Net investment income(a)	0.15	0.29	0.30	0.26	0.19	0.26
Net realized and unrealized gain (loss)	2.52	0.87	2.07	0.14	(0.12)	7.10
Net increase from investment operations	2.67	1.16	2.37	0.40	0.07	7.36
Distributions(b)
From net investment income	(0.21)	(0.35)	(0.31)	(0.22)	(0.20)	(0.22)
From net realized gain	(0.46)	(1.65)	(0.95)	(2.15)	(2.32)	(0.91)
Total distributions	(0.67)	(2.00)	(1.26)	(2.37)	(2.52)	(1.13)
Net asset value, end of period	$21.50	$19.50	$20.34	$19.23	$21.20	$23.65
Total Return(c)
Based on net asset value	13.82%(d)	5.61%	12.87%	2.69%	0.30%	43.89%
Ratios to Average Net Assets(e)
Total expenses	1.27%(f)	1.28%	1.29%	1.28%	1.27%	1.28%
Total expenses after fees waived and/or reimbursed	1.21%(f)	1.22%	1.28%	1.27%	1.27%	1.27%
Net investment income	1.39%(f)	1.43%	1.58%	1.35%	0.85%	1.34%
Supplemental Data
Net assets, end of period (000)	$390,434	$368,754	$400,992	$422,881	$460,887	$512,562
Portfolio turnover rate	33%	53%	41%	58%	47%(g)	45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Equity Dividend Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Fund (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $8 billion	0.60%
$8 billion — $10 billion	0.56
$10 billion — $12 billion	0.54
$12 billion — $17 billion	0.52
$17 billion — $25 billion	0.51
$25 billion — $30 billion	0.50
$30 billion — $40 billion	0.47
Greater than $40 billion	0.45
Service and Distribution Fees:  The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Service	0.25%	N/A
Investor A	0.25	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended October 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Fund Name	Service	Investor A	Investor C	Class R	Total
BlackRock Equity Dividend Fund	$ 39,235	$ 5,783,622	$ 1,003,415	$ 973,588	$ 7,799,860
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended October 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Reimbursed amounts	$ 10,229	$ 29	$ 35,292	$ 7,327	$ 3,191	$ 873	$ 56,941
For the six months ended October 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Transfer agent fees — class specific	$ 6,125,478	$ 30,080	$ 2,335,039	$ 118,309	$ 70,031	$ 366,781	$ 9,045,718

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Other Fees:  For the six months ended October 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $36,070.
For the six months ended October 31, 2025, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
BlackRock Equity Dividend Fund	$ 5,957	$ 8,108
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended October 31, 2025, the amounts waived were $262,620.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended October 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.71%
Investor A	0.96
Investor C	1.71
Service	0.96
Class K	0.66
Class R	1.21
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager— class specific, respectively, in the Statement of Operations.  For the six months ended October 31, 2025, class specific expense waivers and/or reimbursements were as follows:
	Service	Investor C	Class R	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 8,444	$ 23	$ 99,053	$ 107,520
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
6.
 PURCHASES AND SALES
For the six months ended October 31, 2025, purchases and sales of investments, excluding short-term securities, were $5,787,855,701 and $6,736,649,638, respectively.
7.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2025, the Fund had qualified late-year losses as follows:
Fund Name	Qualified Late-Year Capital Losses(a)
BlackRock Equity Dividend Fund	$ (50,128,478)

(a)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Equity Dividend Fund	$ 14,828,042,659	$ 4,986,415,682	$ (965,686,662)	$ 4,020,729,020
8.
BANK BORROWINGS
The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed.  These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2025, the Fund did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 10/31/25		Year Ended 04/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Equity Dividend Fund
Institutional
Shares sold	31,134,687	$ 642,883,539	80,007,280	$ 1,601,688,478
Shares issued in reinvestment of distributions	13,103,736	269,776,899	41,439,855	826,851,055
Shares redeemed	(50,861,953)	(1,050,473,295)	(136,695,823)	(2,729,568,963)
	(6,623,530)	$ (137,812,857)	(15,248,688)	$ (301,029,430)
Service
Shares sold	68,559	$ 1,418,332	242,790	$ 4,849,860
Shares issued in reinvestment of distributions	53,888	1,103,541	177,305	3,518,799
Shares redeemed	(137,462)	(2,820,886)	(942,848)	(18,900,516)
	(15,015)	$ (299,013)	(522,753)	$ (10,531,857)
Investor A
Shares sold and automatic conversion of shares	8,203,039	$ 169,282,223	18,496,486	$ 367,283,388
Shares issued in reinvestment of distributions	7,184,492	147,073,508	22,570,832	448,208,518
Shares redeemed	(20,448,563)	(419,968,572)	(51,032,121)	(1,018,461,850)
	(5,061,032)	$ (103,612,841)	(9,964,803)	$ (202,969,944)
Investor C
Shares sold	520,652	$ 9,920,393	1,208,977	$ 22,509,060
Shares issued in reinvestment of distributions	334,735	6,340,612	1,222,771	22,616,219
Shares redeemed and automatic conversion of shares	(1,684,511)	(32,115,617)	(5,018,285)	(93,308,553)
	(829,124)	$ (15,854,612)	(2,586,537)	$ (48,183,274)
Class K
Shares sold	8,507,160	$ 175,868,291	23,015,211	$ 463,066,079
Shares issued in reinvestment of distributions	4,628,122	95,242,900	14,946,710	298,058,770
Shares redeemed	(24,056,894)	(496,003,196)	(45,145,385)	(909,303,955)
	(10,921,612)	$ (224,892,005)	(7,183,464)	$ (148,179,106)
Class R
Shares sold	690,066	$ 14,429,862	1,568,037	$ 31,605,828
Shares issued in reinvestment of distributions	586,239	12,214,647	1,865,928	37,695,780
Shares redeemed	(2,022,516)	(42,211,839)	(4,242,882)	(86,410,132)
	(746,211)	$ (15,567,330)	(808,917)	$ (17,108,524)
	(24,196,524)	$ (498,038,658)	(36,315,162)	$ (728,002,135)
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Fund is paid by the Fund, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Equity Dividend Fund (the “Fund”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board Members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the fourth, third and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board previously agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Fund for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
Glossary of Terms Used in these Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: December 22, 2025